Payable, other payable and accruals	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Payable, other payable and accruals

6. Payable, other payable and accruals

	2025	2024	2023

Staff salaries and other benefits	70,972	62,036	63,110
Professional fees	340,091	403,250	403,798
Hosting service in Memphis site	314,728	-	-
Others	532,788	525,060	538,700
	1,258,579	990,346	1,005,608